Share-based Payment (Tables)	6 Months Ended	12 Months Ended
	Sep. 30, 2022	Mar. 31, 2022
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Summary of Number and Weighted Average Exercise Prices of Market Performance Options

	September 30, 2022
	Options outstanding		Exercisable options
Exercise price	Weighted remaining contractual life outstanding	Number of options outstanding	Weighted number of options exercisable	Weighted average exercise price
$1.55 - $22.60	4.88	252,574	477	13.97
$22.61 - $27.68	3.87	85,715	57,143	25.64
$27.69 - $40.12	3.81	37,637	14,474	29.71
$40.13 - $55.10	0.17	39,203	39,203	50.41
$55.11 - $154.65	6.66	64,198	43,425	79.42

		479,327	154,722

	2022
	Options outstanding		Exercisable options
Exercise price	Weighted remaining contractual life outstanding	Number of options outstanding	Weighted number of options exercisable	Weighted average exercise price
$43.40 - $66.85	4.87	67,858	—	—
$66.86 - $71.75	4.35	135,071	29,665	69.30
$71.76 - $82.60	5.18	86,294	60,131	74.55
$82.61 - $181.65	2.61	10,350	7,102	149.45
$181.66 - $232.75	6.50	6,748	5,985	210.00

		306,321	102,883

Summary of Number and Weighted Average Share Prices of DSUs
The number and weighted average share prices of DSUs are as follows:

		2022		2021
	Notes	Weighted average share price	Number of DSUs	Weighted average share price	Number of DSUs
DSUs outstanding at April 1, 2022 and 2021		$66.45	4,308	$63.00	1,202

DSUs outstanding at September 30, 2022 and 2021		$66.45	4,308	$66.96	1,202

DSUs exercisable at September 30, 2022 and 2021		$66.45	4,308	$66.96	1,108

The number and weighted average share prices of DSUs are as follows:

			2022		2021
	Notes		Weighted average share price	Number of DSUs	Weighted average share price	Number of DSUs
DSUs outstanding at April 1, 2022 and 2021			$63.00	3,362	$68.39	3,544
Granted			19.26	3,106	63.00	1,199
Released through the issuance of common shares	14	(c)	—	—	68.82	(1,381)

DSUs outstanding at March 31, 2022 and 2021			$66.45	6,468	$63.00	3,362

DSUs exercisable at March 31, 2022 and 2021			$39.93	2,753	$58.50	809

Summary of Number and Weighted Average Share Prices of RSUs

			2022		2021
	Notes		Weighted average share price	Number of RSUs	Weighted average share price	Number of RSUs
RSUs outstanding at April 1st, 2022 and 2021			$59.75	25,038	$92.08	95,845
Granted			6.65	349,160	29.54	7,681
Forfeited			59.75	(21)	29.54	(7,681)
Released through the issuance of common shares	10	(d)	11.96	(216,658)	155.05	(47,051)
Withheld as payment of withholding taxes	10	(d)	11.96	(139,145)	155.05	(24,511)

RSUs outstanding at September 30, 2022 and 2021			$25.44	18,374	$148.49	24,283

			2022		2021
	Notes		Weighted average share price	Number of RSUs	Weighted average share price	Number of RSUs
RSUs outstanding at April 1st, 2022 and 2021			$92.08	95,845	$155.05	59,999
Granted			16.19	111,915	58.50	62,514
Forfeited			51.65	(10,538)	—	—
Released through the issuance of common shares	14	(d)	50.53	(108,079)	155.05	(16,414)
Withheld as payment of withholding taxes	14	(d)	10.61	(64,105)	155.05	(10,254)

RSUs outstanding at March 31, 2022 and 2021			$59.75	25,038	$92.08	95,845

Summary of Number and Weighted Average Share Prices of Restricted Shares
The number and weighted average share prices of restricted shares are as follows:

			2022		2021
	Notes		Weighted average share price	Number of RSUs	Weighted average share price	Number of RSUs
Restricted shares outstanding at April 1st, 2022 and 2021			$—	—	$—	—
Granted			—	—	146.65	1,004
Forfeited			—	—	146.65	(154)
Released through the issuance of common shares	14	(e)	—	—	146.65	(850)

Restricted shares outstanding at March 31, 2022 and 2021			$—	—	$—	—

Restricted shares exercisable at March 31, 2022 and 2021			$—	—	$—	—

Stock Option Plan
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Summary of Stock Option Plan
The number and weighted average exercise prices of stock options are as follows:

		2022		2021
	Notes	Weighted average exercise price	Number of options	Weighted average exercise price	Number of options
Options outstanding at April 1st, 2022 and 2021		$37.41	306,321	$65.91	121,208
Granted		1.60	229,715	30.10	218,697
Forfeited/Cancelled		14.21	(55,615)	41.36	(2,897)
Expired		34.54	(1,094)	85.52	(6,429)

Options outstanding at September 30, 2022 and 2021		$22.13	479,327	$43.61	330,579

Options exercisable at September 30, 2022 and 2021		$47.38	154,722	$57.67	95,572

The number and weighted average exercise prices of stock options are as follows:

			2022		2021
	Notes		Weighted average exercise price	Number of options	Weighted average exercise price	Number of options
Options outstanding at April 1st, 2022 and 2021			$65.91	121,208	$65.76	229,784
Granted			25.41	286,554	56.91	57,839
Exercised	14	(b)	—	—	51.88	(142,193)
Forfeited			37.41	(94,298)	127.32	(24,222)
Expired			89.90	(7,143)	—	—

Options outstanding at March 31, 2022 and 2021			$37.41	306,321	$65.91	121,208

Options exercisable at March 31, 2022 and 2021			$56.68	102,883	$67.23	61,526

Summary of Assumptions Used to Determine Fair Value of Options Granted

	Three-month periods ended		Six-month periods ended
Black Sholes assumptions used	September 30, 2022	September 30, 2021	September 30, 2022	September 30, 2021
Share price	$1.55-$1.64	$25.55-$31.53	$1.55-$1.64	$25.55-$31.53
Exercise price	$1.55-$1.64	$25.55-$31.53	$1.55-$1.64	$25.55-$31.53
Dividend yield	—	—	—	—
Risk-free interest	3.10% - 3.60%	0.33% - .80%	3.10% - 3.60%	0.33% - .80%
Expected life (years)	4.0	2.5 - 5.0	4.0	2.5 - 5.0
Expected volatility	94.38% - 106.70%	83.4% - 86.04%	94.38% - 106.70%	83.4% - 86.04%

The fair value of options granted has been estimated using the Black-Scholes option pricing model and based on the weighted average of the following assumptions for options granted to employees during the twelve-month period ended March 31, 2022 and 2021 as at the date of grant:

	Year ended March 31, 2022	Year ended March 31, 2021
Exercise price and share price	$25.41	$56.91
Dividend yield	—	—
Risk-free interest	0.94%	0.46%
Estimated life (years)	4.29	3.74
Expected volatility	82.73%	98.65%

Market Performance Options
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Summary of Stock Option Plan
The number and weighted average exercise prices of market performance options are as follows:

		2022			2021
	Notes	Weighted average exercise price	Number of options	Weighted average exercise price	Number of options
Options outstanding at April 1, 2022 and 2021		$155.05	157,142	$155.05	157,142

Options outstanding at September 30, 2022 and 2021		$155.05	157,142	$155.05	157,142

Options exercisable at September 30, 2022 and 2021		$155.05	21,429	$155.05	21,429

The number and weighted average exercise prices of market performance options are as follows:

			2022		2021
	Notes		Weighted average exercise price	Number of options	Weighted average exercise price	Number of options
Options outstanding at April 1, 2021 and 2020			$155.05	157,142	$154.12	157,857
Exercised	14	(b)	—	—	40.64	(715)

Options outstanding at March 31, 2022 and 2021			$155.05	157,142	$155.05	157,142

Options exercisable at March 31, 2022 and 2021			$155.05	21,429	$155.05	21,429